Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Information [Abstract]
Schedule of Consolidated Statement of Cash Flows
The changes in non-cash balances related to operations consist of the following:

Year ended December 31 (millions of dollars)	2018	2017
Accounts receivable	13	191
Due from related parties	(22)	(78)
Other assets	3	3
Accounts payable	(2)	7
Accrued liabilities	18	(89)
Due to related parties	(78)	(49)
Accrued interest	(3)	(6)
Long-term accounts payable and other liabilities	(5)	(2)
Post-retirement and post-employment benefit liability	26	86
	(50)	63
Supplementary Information

Year ended December 31 (millions of dollars)	2018	2017
Net interest paid	458	452
Income taxes paid	15	11
The following tables reconcile investments in property, plant and equipment and intangible assets and the amounts presented in the Consolidated Statements of Cash Flows for the years ended December 31, 2018 and 2017. The reconciling items include net change in accruals and capitalized depreciation.

Year ended December 31, 2018 (millions of dollars)	Property, Plant and Equipment	Intangible Assets	Total
Capital investments	(1,441)	(121)	(1,562)
Reconciling items	30	1	31
Cash outflow for capital expenditures	(1,411)	(120)	(1,531)

Year ended December 31, 2017 (millions of dollars)	Property, Plant and Equipment	Intangible Assets	Total
Capital investments	(1,482)	(74)	(1,556)
Reconciling items	26	(6)	20
Cash outflow for capital expenditures	(1,456)	(80)	(1,536)